Intangible assets - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 572,274	€ 455,908	€ 425,220
Business combinations		€ 5,859	€ 4,561	3,488
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital		8.81%	8.41%
Top of range
Disclosure of detailed information about intangible assets [line items]
Percentage of discount rate applied to cash flow weighted average cost of capital		9.55%	12.04%
ZEGNA
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		3.00%
Thom Browne
Disclosure of detailed information about intangible assets [line items]
Growth rate (bps)		3.00%
CGU Thom Browne Korea Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 23,966
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Goodwill		102,573	€ 5,350	5,871
Concessions, licenses, trademarks and patents | Tom Ford International LLC
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible asset	30 years
Right-of-use guaranteed years	20 years
Right-of-use automatic renewal term	10 years
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Goodwill		162,832	168,694	158,864
Brands with an indefinite useful life | Thom Browne
Disclosure of detailed information about intangible assets [line items]
Goodwill		206,699	214,141
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Goodwill		733,169	599,092	561,939
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Goodwill		143,921	42,339	45,003
Business combinations		99,295
Gross carrying amount | Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 162,832	€ 168,694	€ 158,864